Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 21.0%
ALM Ltd., Series 2020-1A Class A2 (3 M ICE LIBOR + 1.850%), 144A 4.362%, 10/15/29@,•	$3,000	$2,879,307
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M ICE LIBOR + 3.500%, Floor 3.500%), 144A 5.983%, 04/14/29@,•	3,000	2,798,175
Battalion CLO XV Ltd., Series 2020-15A Class A1 (3 M ICE LIBOR + 1.350%, Floor 1.350%), 144A 4.090%, 01/17/33@,•	4,000	3,875,224
Black Diamond CLO Ltd., Series 2019-2A Class A1A (3 M ICE LIBOR + 1.430%, Floor 1.430%), 144A 4.213%, 07/23/32@,•	2,761	2,666,655
Deerpath Capital CLO Ltd., Series 2020-1A Class A1 (3 M ICE LIBOR + 1.850%, Floor 1.850%), 144A 4.590%, 04/17/32@,•	2,500	2,460,233
ECMC Group Student Loan Trust, Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A 3.884%, 09/25/68@,•	3,111	3,052,755
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 5.960%, 01/20/33@,•	4,000	3,761,456
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%), 144A 4.470%, 04/18/31@,•	3,000	2,825,886
Highbridge Loan Management Ltd., Series 2015-7A Class A2R (3 M ICE LIBOR + 0.900%), 144A 3.805%, 03/15/27@,•	2,000	1,975,932
Honda Auto Receivables Owner Trust, Series 2020-1 Class A4, 1.630%, 10/21/26	3,000	2,939,208
Nassau Ltd., Series 2017-IA Class A1BR, 144A 2.730%, 10/15/29@	2,577	2,451,160
New Hampshire Higher Education Loan Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	3,817	3,364,569
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 3.735%, 10/13/31@,•	2,457	2,359,373
	Par (000)	Value†

OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 4.532%, 10/30/30@,•	$4,000	$3,779,084
SLM Student Loan Trust,
Series 2012-6 Class B (1 M ICE LIBOR + 1.000%), 4.084%, 04/27/43•	4,860	4,223,428
Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 3.674%, 03/25/55•	3,806	3,742,709
SMB Private Education Loan Trust,
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 4.768%, 08/16/32@,•	2,855	2,855,419
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	2,430	2,268,677
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	5,000	4,694,159
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%), 144A, 4.943%, 06/15/31@,•	3,250	3,028,636
Series 2018-2A Class A (3 M ICE LIBOR + 1.200%, Floor 1.200%), 144A, 4.161%, 08/18/31@,•	4,500	4,323,110
Telos CLO Ltd., Series 2013-3A Class BR (3 M ICE LIBOR + 2.000%), 144A 4.740%, 07/17/26@,•	580	578,690
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M ICE LIBOR + 3.150%, Floor 3.150%), 144A 5.860%, 07/20/32@,•	4,000	3,741,372
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 5.783%, 04/25/33@,•	2,000	1,909,702
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 7.083%, 01/25/34@,•	2,500	2,319,090
TOTAL ASSET BACKED SECURITIES (Cost $78,306,103)		74,874,009

COMMERCIAL MORTGAGE BACKED SECURITIES — 19.0%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	4,642,268
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 4.318%, 07/15/35@,•	2,000	1,913,838

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	$4,131	$3,985,084
FHLMC Multifamily Structured Pass Through Certificates,
Series K043 Class A2, 3.062%, 12/25/24	3,000	2,902,510
Series K094 Class A2, 2.903%, 06/25/29	2,000	1,819,572
Series K107 Class A1, 1.228%, 10/25/29	4,795	4,165,181
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,324,228
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 4.074%, 02/25/25@,•	6,610	6,375,519
Series 2019-K735 Class B, 144A, 4.156%, 05/25/26@,•	6,000	5,703,179
Series 2019-K736 Class B, 144A, 3.884%, 07/25/26@,•	1,500	1,402,966
Series 2013-K27 Class C, 144A, 3.614%, 01/25/46@,•	3,647	3,622,134
Series 2015-K48 Class B, 144A, 3.770%, 08/25/48@,•	5,000	4,730,739
Series 2016-K52 Class B, 144A, 4.063%, 01/25/49@,•	5,065	4,815,898
Series 2016-K53 Class C, 144A, 4.162%, 03/25/49@,•	3,525	3,310,048
Series 2017-K729 Class C, 144A, 3.799%, 11/25/49@,•	2,460	2,334,846
Series 2017-K63 Class B, 144A, 4.009%, 02/25/50@,•	1,500	1,395,614
Series 2018-K85 Class C, 144A, 4.464%, 12/25/50@,•	3,500	3,215,334
Series 2019-K102 Class B, 144A, 3.652%, 12/25/51@,•	5,000	4,353,789
Series 2019-K95 Class B, 144A, 4.055%, 08/25/52@,•	2,500	2,248,159
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3 3.055%, 06/15/52	3,000	2,622,673
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $74,762,124)		67,883,579
Number of Shares
PREFERRED STOCKS — 1.2%
Banks — 0.3%
Wells Fargo & Co., Series Z	60,000	1,126,800
	Number of Shares	Value†

Electric — 0.9%
Duke Energy Corp.	134,000	$3,284,340
TOTAL PREFERRED STOCKS (Cost $5,084,700)		4,411,140
	Par (000)
CORPORATE BONDS — 39.8%
Aerospace & Defense — 1.3%
General Dynamics Corp. 3.500%, 05/15/25	$3,000	2,915,081
The Boeing Co. 2.196%, 02/04/26	2,000	1,778,287
		4,693,368
Airlines — 0.4%
Delta Air Lines Pass Through Trust, Series 2015-1 Class B 4.250%, 01/30/25	1,606	1,568,221
Apparel — 0.8%
VF Corp. 2.800%, 04/23/27	3,000	2,706,949
Auto Manufacturers — 0.5%
Ford Motor Credit Co., LLC 4.950%, 05/28/27	2,000	1,777,220
Banks — 4.6%
Allfirst Preferred Capital Trust (3 M ICE LIBOR + 1.500%) 4.012%, 07/15/29•	3,500	3,267,579
JPMorgan Chase & Co.,
Series B (3 M ICE LIBOR + 0.500%), 3.282%, 02/01/27•	3,200	3,010,314
Series I (3 M ICE LIBOR + 3.470%), 6.276%µ,•	2,000	1,999,971
KeyCorp Capital I (3 M ICE LIBOR + 0.740%) 4.483%, 07/01/28•	2,640	2,448,610
State Street Corp. (3 M ICE LIBOR + 0.560%) 3.465%, 05/15/28•	3,830	3,488,606
The Goldman Sachs Group, Inc. (SOFR + 1.248%) 2.383%, 07/21/32•	3,000	2,260,918
		16,475,998
Beverages — 1.1%
Constellation Brands, Inc. 2.250%, 08/01/31	3,000	2,298,055
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,555,313
		3,853,368

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Biotechnology — 0.6%
Gilead Sciences, Inc. 1.650%, 10/01/30	$3,000	$2,299,365
Building Materials — 1.7%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	2,956,500
Vulcan Materials Co. 4.500%, 04/01/25	3,140	3,090,901
		6,047,401
Chemicals — 0.8%
W.R. Grace Holdings LLC, 144A 5.625%, 10/01/24@	3,000	2,917,500
Commercial Services — 1.2%
The Georgetown University, Series B 4.315%, 04/01/49	2,485	2,037,191
University of Southern California 3.028%, 10/01/39	2,820	2,171,007
		4,208,198
Computers — 1.2%
Apple, Inc. 3.850%, 08/04/46	4,000	3,308,905
Dell International LLC/EMC Corp. 5.450%, 06/15/23	800	801,913
		4,110,818
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,412,253
OneMain Finance Corp. 8.250%, 10/01/23	3,000	3,033,511
		5,445,764
Electric — 3.2%
Edison International 3.550%, 11/15/24	2,000	1,920,714
Louisville Gas and Electric Co. 4.250%, 04/01/49	3,000	2,417,755
Monongahela Power Co., 144A 3.550%, 05/15/27@	2,500	2,280,885
Northern States Power Co. 3.600%, 09/15/47	4,000	3,010,142
Pacific Gas and Electric Co. 4.000%, 12/01/46	3,000	1,911,169
		11,540,665
Food — 3.2%
Kellogg Co. 2.650%, 12/01/23	2,501	2,443,165
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,940	2,430,776
Mars, Inc., 144A 1.625%, 07/16/32@	3,000	2,208,255
The Hershey Co. 1.700%, 06/01/30	2,200	1,739,471
	Par (000)	Value†

Food — (continued)
The J.M. Smucker Co. 3.375%, 12/15/27	$2,750	$2,497,233
		11,318,900
Gas — 0.7%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,313,298
Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	2,000	1,503,202
Healthcare Services — 1.1%
Centene Corp.
4.625%, 12/15/29	1,000	898,600
2.500%, 03/01/31	2,000	1,508,618
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,578,822
		3,986,040
Household Products & Wares — 1.2%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,352,108
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,764,301
		4,116,409
Housewares — 0.3%
Newell Brands, Inc. 6.375%, 09/15/27	1,000	990,230
Internet — 0.9%
Alibaba Group Holding Ltd.
3.400%, 12/06/27	1,000	900,288
2.125%, 02/09/31	3,000	2,307,706
		3,207,994
Investment Companies — 0.8%
Ares Capital Corp. 2.875%, 06/15/28	3,500	2,749,743
Media — 0.8%
Comcast Corp. 3.250%, 11/01/39	4,000	2,938,037
Pharmaceuticals — 3.7%
Becton Dickinson and Co. 3.700%, 06/06/27	1,956	1,821,075
Bristol-Myers Squibb Co. 3.400%, 07/26/29	928	843,457
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	996,972
Johnson & Johnson 3.625%, 03/03/37	3,000	2,591,984
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	1,956,176

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc. 3.900%, 03/07/39	$2,200	$1,871,540
Zoetis, Inc. 4.500%, 11/13/25	3,000	2,952,410
		13,033,614
Real Estate Investment Trusts — 1.1%
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,714,051
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,319,173
		4,033,224
Retail — 0.3%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,188,735
Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,782,269
Software — 1.4%
Microsoft Corp. 3.750%, 02/12/45	1,900	1,580,415
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,237,296
Salesforce, Inc. 2.700%, 07/15/41	3,000	2,065,605
		4,883,316
Telecommunications — 3.2%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,874,034
Sprint Corp. 7.875%, 09/15/23	2,500	2,530,088
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,718,660
Verizon Communications, Inc. 2.550%, 03/21/31	3,000	2,397,879
		11,520,661
Transportation — 1.3%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,210	2,058,495
Union Pacific Corp. 3.375%, 02/01/35	3,336	2,713,938
		4,772,433
TOTAL CORPORATE BONDS (Cost $167,561,173)		141,982,940
	Par (000)	Value†

MUNICIPAL BONDS — 1.1%
University of Massachusetts Building Authority, Series 2020-3 2.417%, 11/01/28 (Cost $4,689,966)	$4,690	$4,097,143

RESIDENTIAL MORTGAGE BACKED SECURITIES — 15.1%
Collateralized Mortgage Obligations — 13.1%
CIM Trust, Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,538	1,322,951
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	4,146	3,660,817
Fannie Mae Pool 3.000%, 03/01/52	6,428	5,616,070
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	2,749	2,231,664
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A, 2.960%, 08/25/50@,•	4,772	3,659,293
Series 2021-1 Class A3, 144A, 2.500%, 06/25/51@,•	5,312	4,221,569
Series 2021-1 Class A15, 144A, 2.500%, 06/25/51@,•	3,971	3,097,737
Series 2021-7 Class A15, 144A, 2.500%, 11/25/51@,•	5,172	4,033,416
Series 2022-1 Class A3, 144A, 2.500%, 07/25/52@,•	4,724	3,761,815
Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU 2.500%, 11/25/60	3,100	2,343,647
Sequoia Mortgage Trust,
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	791	700,341
Series 2020-4 Class A20, 144A, 2.500%, 11/25/50@,•	2,959	2,350,881
Series 2021-5 Class A5, 144A, 2.000%, 07/25/51@,•	3,262	2,794,482
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	1,960,561
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 3.219%, 07/25/59@,•	2,074	2,040,314
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	1,458	1,251,282
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.784%, 01/20/46@,•	2,094	1,864,626
		46,911,466

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Fannie Mae Pool — 2.0%
3.500%, 11/01/44	$871	$781,549
2.000%, 11/01/51	4,733	3,844,253
2.000%, 12/01/51	2,861	2,320,477
		6,946,279
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $64,602,944)		53,857,745

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
1.125%, 08/15/40	4,150	2,570,406
2.500%, 02/15/45	2,000	1,526,641
U.S. Treasury Inflation Indexed Bonds
1.000%, 02/15/46	2,188	1,766,373
0.125%, 02/15/51	569	355,019
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,744,777)		6,218,439
TOTAL INVESTMENTS — 98.9% (Cost $402,751,787)		$353,324,995
Other Assets & Liabilities — 1.1%		3,760,454
TOTAL NET ASSETS — 100.0%		$357,085,449

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $165,852,597, which represents 46.4% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.

CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
M— Month.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 9/30/2022††
United States	85%
Cayman Islands	12
China	1
Ireland	1
Netherlands	1
Total	100%
††	% of total investments as of September 30, 2022.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Quality Bond Fund
Futures contracts held by the Fund at September 30, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/30/22	318	2,000	$103	$65,314,219	$—	$(1,066,359)
Long	U.S. Treasury Ultra Bond	12/20/22	149	1,000	137	20,413,000	—	(1,703,184)
							$—	$(2,769,543)